Acquisition of Business	9 Months Ended
Mar. 31, 2014
Acquisition of Business
Acquisition of Business

4. Acquisition of Business

On July 29, 2013, Dorian Holdings sold to Dorian LPG in exchange for equity and $9.7 million in cash its 100% interest in CMNL, CJNP, CNML owners of the Captain Markos NL, Captain John NP and the Captain Nicholas ML, respectively and acquired the related inventory on board, and assumed the associated bank debt, and interest rate swap and 100% interest in two entities, each a party to a contract for the construction of one VLGC, and option rights to construct an additional 1.5 VLGCs and $2.67 million in cash. The $9.7 million cash related to the payment for inventories and LPG coolant on board of $2.3 million and to reimburse for an advance for vessels under construction of $7.4 million

In addition on July 29, 2013 Dorian LPG acquired 100% interest of Grendon Tanker LLC, the owner of the LPG Grendon, from an affiliate of Dorian Holdings for a cash consideration of $6,625,000 plus the value of inventory on board the vessel.

These acquisitions have been treated as business acquisitions and were initially recorded at fair value.

The following table summarizes the fair value of the consideration paid and assets/liabilities acquired.

Fair value of total consideration

	Acquisition from Dorian Holdings	Grendon acquisition	Total
Cash	9,732,911	6,672,485	16,405,396
Equity instruments (4,667,135 common shares of the Company at NOK 75.00 per share)	59,092,499	—	59,092,499
Total consideration	68,825,410	6,672,485	75,497,895
Fair value of identifiable assets and liabilities acquired:
Cash	2,672,500	—	2,672,500
Vessels	194,457,529	6,625,000	201,082,529
Inventories on board the vessels	1,407,622	47,485	1,455,107
Newbuilding vessels contracted for construction	17,593,130	—	17,593,130
Other assets—Vessel purchase options	4,605,000	—	4,605,000
Long term bank debt	(135,224,500)	—	(135,224,500)
Interest rate swaps	(16,685,871)	—	(16,685,871)
Net assets acquired—fair value	68,825,410	6,672,485	75,497,895

The fair value of the common stock was determined to be NOK75.00 per share (or $12.66 per share at the exchange rate on July 29, 2013) being the price the Company issued its common shares to private investors under its private placement which closed on the same date.

The vessels were acquired with attached charters. The attached charters for each vessel were evaluated by the Company based on market charter rates on the acquisition date and were found to be at market values, and thus none of the purchase consideration was allocated to the attached time charters or voyage charter.

The fair values of the vessels, excluding LPG coolant, on the date of acquisition were determined by the Company based on valuations from an independent broker. The appraised value was determined using recent transactions involving comparable vessels as adjusted for age and features. The appraisal was performed on “willing Seller and willing Buyer” basis and based on the sale and purchase market condition prevailing at the acquisition date subject to the vessel being in sound condition and made available for delivery charter free. The fair value of the LPG coolant at the date of acquisition was determined by the quantity purchased valued at the then current LPG rate. The fair value of the newbuilding contracts and vessel purchase options was computed as the excess of the purchase consideration for similar vessels with similar delivery dates based on valuation from an independent broker over the purchase consideration of the contracts acquired plus in respect of the newbuilding contracts any advance paid to the shipyard as of the acquisition date. The fair value of the interest rate swaps was determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. The fair value of the bank debt and cash was determined to be its face value.

In addition, on July 29, 2013 Dorian Holdings granted the Company a royalty-free, non-exclusive right and license to use the newly created Dorian logo and “Dorian LPG”. The Company evaluated the license agreement and did not assign any value to the use of this logo and name based on the fact that it was a brand new logo, created shortly prior to the NPP and never used in the market place, and for which the Company does not have exclusive use.

The revenue and net income relating to the Predecessor operations acquired since their acquisition date are included in the consolidated statement of operations for the period ended March 31, 2014 and amount to $29,633,700 and $3,152,335, respectively.

Pro forma Information (unaudited)

The following table summarizes total net revenues and net income of the Company, had the acquisition of the Predecessor operations occurred on April 1, 2012:

$ in 000’s	For the year ended March 31, 2014	For the year ended March 31, 2013
Net revenues	$45,017	$38,662
Net income/ (loss)	$6,613	$(6,639)

The combined results in the table above have been prepared for comparative purposes only and include acquisition related adjustments for depreciation, interest charges and management fees. The combined results do not purport to be indicative of the results of operations which would have resulted had the acquisition been effected at the beginning of the applicable period noted above, or the future results of operations of the combined entity.